Consolidated Statements of Operations (Annual) (Audited) - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
REVENUE
Copyrights and license	$ 948,000	$ 2,928,000
Theatre admissions and food and beverage sales	525,222
Total revenue	1,473,222	2,928,000
OPERATING COSTS AND EXPENSES
Amortization expenses	(3,048,172)	(3,221,789)
Theatre operating costs	(243,635)
General and administrative expenses	(1,507,988)	(1,190,360)
Related party salary and wages	(230,559)	(547,638)
Total Operating Costs And Expenses	(5,030,354)	(4,959,787)
Loss From Operations	(3,557,132)	(2,031,787)
OTHER INCOME (EXPENSES)
Interest income (expenses)	740	(239)
Interest expense – related party	(10,318)
Penalty expenses		(141,945)
Total Other Income	(9,578)	(142,184)
Loss Before Income Tax Benefit	(3,566,710)	(2,173,971)
Income tax benefit
NET LOSS	(3,566,710)	(2,173,971)
Preferred shares dividend expense	(31,387)	(36,952)
Net loss available to common stockholders	$ (3,598,097)	$ (2,210,923)
NET LOSS PER SHARE: BASIC	$ (0.00)	$ (0.01)
NET LOSS PER SHARE: DILUTED	$ (0.00)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	866,520,740	290,712,023
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	866,520,740	290,712,023